Contingent Payments	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities in business combination [abstract]
Contingent Payments

26. CONTINGENT PAYMENTS
A) Sunrise Oil Sands Partnership
In connection with the Sunrise Acquisition, Cenovus agreed to make quarterly variable payments, up to $600 million, from SOSP to bp Canada for up to eight quarters subsequent to August 31, 2022, when the average WCS price in a quarter exceeds $52.00 per barrel. The quarterly payment is calculated as $2.8 million plus the difference between the average WCS price less $53.00 multiplied by $2.8 million, for any of the eight quarters the average WCS price is equal to or greater than $52.00 per barrel. If the average WCS price is less than $52.00 per barrel, no payment will be made for that quarter. The maximum payment over the remaining term of the contract is $194 million.
The variable payment will be re-measured to fair value at each reporting date, with changes in fair value recorded to re-measurement of contingent payments.
In the year ended December 31, 2023, payments totaled $299 million for the quarterly payment periods ending November 30, 2022, February 28, 2023, May 31, 2023, and August 31, 2023.

	2023	2022
Contingent Payments, Beginning of Year	419	—
Initial Recognition	—	600
Liabilities Settled or Payable	(314)	(92)
Re-measurement	59	(89)
Contingent Payments, End of Year	164	419
Less: Current Portion	164	263
Long-Term Portion	—	156
B) FCCL Partnership
On May 17, 2022, the contingent payment obligation associated with the acquisition of 50 percent interest in the FCCL Partnership from ConocoPhillips Company and certain of its subsidiaries ended. The final payment of $177 million was made in July 2022.

2022
Contingent Payments, Beginning of Year	236
Re-measurement	251
Liabilities Settled	(487)
Contingent Payments, End of Year	—